Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

As of June 30, 2018 and December 31, 2017, intangible assets consist of:

	Software and software
	development costs	Trademarks	Total
Amortized intangible assets:
Gross carrying amounts
Balance as of January 1, 2017	$4,045,285	$884,483	$4,929,768
Foreign currency translation	270,585	59,162	329,747
Balance as of December 31, 2017	4,315,870	943,645	5,259,515
Foreign currency translation	(73,117)	(15,987)	(89,104)
Balance as of June 30, 2018(Unaudited)	4,242,753	927,658	5,170,411
Accumulated amortization
Balance as of January 1, 2017	2,537,736	835,726	3,373,462
Amortization expense	801,475	18,993	820,468
Foreign currency translation	200,255	56,623	256,878
Balance as of December 31, 2017	3,539,466	911,342	4,450,808
Amortization expense	421,047	9,415	430,462
Foreign currency translation	(75,977)	(15,797)	(91,774)
Balance as of June 30, 2018(Unaudited)	3,884,536	904,960	4,789,496
Total amortized intangible assets, net as of June 30, 2018(Unaudited)	$358,217	$22,698	$380,915